July 31, 2020
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0504

Re:	Guggenheim Strategic Opportunities Fund (File Nos. 811-21982 and 333-230474)
Ladies and Gentlemen:
On behalf of Guggenheim Strategic Opportunities Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended.  This filing is being made for the purpose of adding disclosure about incorporation by reference any future filings (pursuant to the final rule and form amendments adopted by the SEC on April 8, 2020 to implement certain provisions of the Economic Growth, Regulatory Relief, and Consumer Protection Act), updating certain financial information and making other changes to the Registrant’s disclosure documents.
No fee is required in connection with this filing.
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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Allison Fumai at Dechert LLP at 212.698.3526 with any questions or comments regarding this letter, or if they may assist you in any way.

Very truly yours,

 /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Strategic Opportunities Fund